Segment, Product and Geographic Information (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Allowance for sales returns and discounts, accounts receivable significant customers (in dollars)	$ 348	$ 422